SCHEDULE OF TRADE AND BILLS PAYABLE (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 3,465,870	$ 262,345	$ 1,390,928
Within 1 month [member]
IfrsStatementLineItems [Line Items]
Total	3,200,565	250,345	1,287,758
1 to 3 months [member]
IfrsStatementLineItems [Line Items]
Total	31,800	12,000	$ 103,170
Over 3 months [member]
IfrsStatementLineItems [Line Items]
Total	$ 233,505